Loans Payable (Narrative) (Details)	1 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Description of interest rate for loan payable	The facility bears interest at the Swedish government borrowing rate plus 1% per annum and has a maturity date of December 31, 2035.